Fair value of financial instruments - Analysis of movements in Level 3 assets and liabilities (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Net assets (liabilities) [abstract]
Derivative financial assets	£ 280,194		£ 293,530
Derivative financial liabilities	(265,376)		(279,415)
Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	24,364
Ending balance, financial assets	23,919
Financial liabilities
Beginning balance, financial liabilities	(6,834)
Ending balance, financial liabilities	(6,133)
Net assets (liabilities) [abstract]
Derivative financial assets	1,989		2,077
Derivative financial liabilities	(2,861)		£ (3,181)
Recurring fair value measurement | Significant unobservable inputs (Level 3)
Net assets (liabilities) [abstract]
Beginning balance, assets (liabilities)	17,530	£ 13,135
Purchases, fair value measurement, assets (liabilities) net	7,130	7,559
Sales, fair value measurement, assets (liabilities) net	(5,803)	(2,457)
Issues, fair value measurement, assets (liabilities) net	(617)	(646)
Settlements, fair value measurement, assets (liabilities) net	(1,695)	(1,247)
Total gains or losses recognised in OCI, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	539	443
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	308	(417)
Ending balance, assets (liabilities)	17,786	16,319
Derivative financial assets	1,989	2,833
Derivative financial liabilities	(2,861)	(4,335)
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Net assets (liabilities) [abstract]
Total gains and losses in the period recognised in the income statement, assets (liabilities) net	354	(215)
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Net assets (liabilities) [abstract]
Total gains and losses in the period recognised in the income statement, assets (liabilities) net	40	164
Recurring fair value measurement | Investment property | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	9	2
Purchases, fair value measurement, assets	33	0
Sales, fair value measurement, assets	0	(1)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	0
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	42	1
Recurring fair value measurement | Investment property | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and losses in the period recognised in the income statement, assets	0	0
Recurring fair value measurement | Investment property | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and losses in the period recognised in the income statement, assets	0	0
Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3)
Net assets (liabilities) [abstract]
Beginning balance, assets (liabilities)	(1,104)	(1,113)
Purchases, fair value measurement, assets (liabilities) net	(17)	(182)
Sales, fair value measurement, assets (liabilities) net	249	32
Issues, fair value measurement, assets (liabilities) net	0	(19)
Settlements, fair value measurement, assets (liabilities) net	0	(169)
Total gains or losses recognised in OCI, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	(34)	21
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	(135)	109
Ending balance, assets (liabilities)	(872)	(1,502)
Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Net assets (liabilities) [abstract]
Total gains and losses in the period recognised in the income statement, assets (liabilities) net	166	(181)
Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Net assets (liabilities) [abstract]
Total gains and losses in the period recognised in the income statement, assets (liabilities) net	3	0
Trading portfolio liabilities | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial liabilities
Beginning balance, financial liabilities	(395)	(368)
Purchases, fair value measurement, liabilities	(46)	(24)
Sales, fair value measurement, liabilities	28	17
Issues, fair value measurement, liabilities	0	0
Settlements, fair value measurement, liabilities	0	0
Total gains or losses recognised in OCI, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	(57)	(34)
Transfers out of Level 3 of fair value hierarchy, liabilities	9	6
Ending balance, financial liabilities	(424)	(385)
Trading portfolio liabilities | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial liabilities at fair value through profit or loss, category trading
Financial liabilities
Total gains and losses in the period recognised in the income statement, liabilities	37	18
Trading portfolio liabilities | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial liabilities at fair value through profit or loss, category other income
Financial liabilities
Total gains and losses in the period recognised in the income statement, liabilities	0	0
Financial liabilities designated at fair value | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial liabilities
Beginning balance, financial liabilities	(3,258)	(1,222)
Purchases, fair value measurement, liabilities	0	(6)
Sales, fair value measurement, liabilities	91	28
Issues, fair value measurement, liabilities	(617)	(627)
Settlements, fair value measurement, liabilities	31	16
Total gains or losses recognised in OCI, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	(179)	(881)
Transfers out of Level 3 of fair value hierarchy, liabilities	996	248
Ending balance, financial liabilities	(2,848)	(2,492)
Financial liabilities designated at fair value | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial liabilities at fair value through profit or loss, category trading
Financial liabilities
Total gains and losses in the period recognised in the income statement, liabilities	88	(27)
Financial liabilities designated at fair value | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial liabilities at fair value through profit or loss, category other income
Financial liabilities
Total gains and losses in the period recognised in the income statement, liabilities	0	(21)
Trading portfolio assets | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	10,115	6,509
Purchases, fair value measurement, assets	4,125	3,113
Sales, fair value measurement, assets	(3,524)	(1,007)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(1,147)	(714)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	439	1,046
Transfers out of Level 3 of fair value hierarchy, assets	(265)	(214)
Ending balance, financial assets	9,879	8,726
Trading portfolio assets | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and losses in the period recognised in the income statement, assets	136	(7)
Trading portfolio assets | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and losses in the period recognised in the income statement, assets	0	0
Financial assets at fair value through the income statement | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	8,424	8,249
Purchases, fair value measurement, assets	2,469	2,804
Sales, fair value measurement, assets	(1,200)	(1,484)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(573)	(380)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	63	291
Transfers out of Level 3 of fair value hierarchy, assets	(285)	(118)
Ending balance, financial assets	8,831	9,517
Financial assets at fair value through the income statement | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and losses in the period recognised in the income statement, assets	(75)	(19)
Financial assets at fair value through the income statement | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and losses in the period recognised in the income statement, assets	8	174
Financial assets at fair value through other comprehensive income | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	3,739	1,078
Purchases, fair value measurement, assets	566	1,854
Sales, fair value measurement, assets	(1,447)	(42)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(6)	0
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	307	0
Transfers out of Level 3 of fair value hierarchy, assets	(12)	(448)
Ending balance, financial assets	3,178	2,454
Financial assets at fair value through other comprehensive income | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and losses in the period recognised in the income statement, assets	2	1
Financial assets at fair value through other comprehensive income | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and losses in the period recognised in the income statement, assets	£ 29	£ 11